Investment Strategy	Sep. 28, 2026
LARGE CAP FUND | SIIT LARGE CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $1.98 billion and $4.85 trillion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants and exchange-traded funds (ETFs) and may in some instances be foreign securities or represent exposure to foreign markets. The Fund may also, to a lesser extent, invest in common and preferred stocks of small and medium capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the oversight of SEI Investments Management Corporation (SIMC or the Adviser).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $1.98 billion and $4.85 trillion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants and exchange-traded funds (ETFs) and may in some instances be foreign securities or represent exposure to foreign markets. The Fund may also, to a lesser extent, invest in common and preferred stocks of small and medium capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the oversight of SEI Investments Management Corporation (SIMC or the Adviser).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) and real estate investment trusts (REITs) based on a large capitalization equity index and equity securities of foreign companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Index (between $7.03 billion and

$4.85 trillion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the S&P 500 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small and medium capitalization companies.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments and derivative instruments whose value is derived from the performance of the S&P 500 Index. The Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund may employ Sub-Advisers that use a variety of different methods to seek to outperform the Fund’s benchmark, including purchasing stocks with strong anticipated future earnings growth, selecting stocks that the Sub-Adviser believes are undervalued relative to their fundamentals, capturing returns from the natural volatility of the market and employing strategies that rotate among various sectors of the market. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Due to its investment strategy, the Fund may buy and sell securities frequently.

One or more Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivatives instruments such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments and derivative instruments whose value is derived from the performance of the S&P 500 Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund may employ Sub-Advisers that use a variety of different methods to seek to outperform the Fund’s benchmark, including purchasing stocks with strong anticipated future earnings growth, selecting stocks that the Sub-Adviser believes are undervalued relative to their fundamentals, capturing returns from the natural volatility of the market and employing strategies that rotate among various sectors of the market. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index. Due to its investment strategy, the Fund may buy and sell securities frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Large Cap Index Fund invests substantially all of its assets (at least 80%) in securities listed in the Russell 1000 Index. The Russell 1000 Index (the Index) measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on their market capitalization. The Fund’s investment performance will depend on the Fund’s tracking of the Index and the performance of the Index. The Fund’s ability to replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The Fund’s sub-adviser (the Sub-Adviser) selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Sub-Adviser may employ a sampling or optimization technique to replicate the Index. In seeking to replicate the performance of the Index, the Fund may invest, to a lesser extent, in American Depositary Receipts (ADRs). The Fund may also invest in securities of companies located in developed foreign countries and securities of small and medium capitalization companies. The Sub-Adviser may, but is not required to, sell an investment if the merit of the investment has been substantially impaired by extraordinary events, such as fraud or a material adverse change in an issuer, or adverse financial conditions. The Fund’s return may not match the return of the Index. The Index’s market capitalization range and the composition of the Index are subject to change.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Russell 1000 Index (the Index) measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on their market capitalization. The Fund’s investment performance will depend on the Fund’s tracking of the Index and the performance of the Index. The Fund’s ability to replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser (the Sub-Adviser) selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Large Cap Index Fund invests substantially all of its assets (at least 80%) in securities listed in the Russell 1000 Index.
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests substantially all of its assets (at least 80%) in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund’s investment results are expected to correspond to the aggregate price and dividend performance of the S&P 500 Index (the Index) before the fees and expenses of the Fund. The Fund’s investment performance will depend on the Fund’s tracking of the Index and the performance of the Index.

The Fund’s ability to replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Fund may use futures contracts to obtain exposure to the equity market during high volume periods of investment into the Fund. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The Fund’s sub-adviser (the Sub-Adviser) selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Sub-Adviser may employ a sampling or optimization technique to replicate the Index. In seeking to replicate the performance of the Index, the Fund may also invest in futures contracts, American Depositary Receipts (ADRs), exchange-traded funds (ETFs) and real estate investment trusts (REITs). The Fund may also invest a portion of its assets in securities of companies located in developed foreign countries and securities of small and medium capitalization companies. The Sub-Adviser may, but is not required to, sell an investment if the merit of the investment has been substantially impaired by extraordinary events, such as fraud or a material adverse change in an issuer, or adverse financial conditions. The Fund’s return may not match the return of the Index. The Index’s market capitalization range and the composition of the Index are subject to change.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment results are expected to correspond to the aggregate price and dividend performance of the S&P 500 Index (the Index) before the fees and expenses of the Fund. The Fund’s investment performance will depend on the Fund’s tracking of the Index and the performance of the Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser (the Sub-Adviser) selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests substantially all of its assets (at least 80%) in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks).
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is managed using a passive/indexing investment approach and invests substantially all of its assets in securities (mostly common stocks) of companies that are included (at the time of purchase) in the Russell Small Cap Completeness Index (the Index). As of July 31, 2026, the market capitalization of the companies included in the Index ranged from $6.99 million to $1.43 trillion. The Index is composed of securities of the companies included in the Russell 3000 Index (which includes the largest 3,000 U.S. companies), excluding the securities of companies that are constituents of the S&P 500 Index (which includes 500 leading U.S. companies). The Index is constructed to attempt to provide a comprehensive and unbiased barometer of the extended broad market of U.S. equity securities beyond that of the 500 leading U.S. companies included in the S&P 500 Index. The Fund’s investment performance will depend on the Fund’s tracking of the Index and the performance of the Index. The market capitalization range and the composition of the Index are subject to change. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The Fund’s sub-adviser (the Sub-Adviser) selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Fund generally will attempt to invest in securities (including interests of real estate investment trusts (REITs)) composing the Index in approximately the same proportions as they are represented in the Index. The Fund’s ability to fully replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. In some cases, it may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund’s Sub-Adviser may employ a sampling or optimization technique to construct the Fund’s portfolio. In seeking to replicate the performance of the Index, the Fund may also invest in exchange-traded funds (ETFs) and REITs that are not constituents of the Index.

The Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. The Fund may, at times, purchase or sell index futures contracts, or options on those futures, or engage in forward or swap transactions in lieu of investing directly in the securities making up the Index or to enhance the Fund’s replication of the Index’s return. In addition, for liquidity purposes, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as reverse repurchase agreements and money market funds. The Fund’s return may not match the return of the Index.

SMALL CAP FUND | SIIT SMALL CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indexes and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $6.99 million and $13.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in securities of medium and large capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Due to its investment strategy, the Fund may buy and sell securities frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $6.99 million and $13.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in securities of medium and large capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Due to its investment strategy, the Fund may buy and sell securities frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indexes and securities of real estate investment trusts (REITs).
SMALL CAP II FUND | SIIT Small Cap II Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Small Cap II Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small companies, exchange-traded funds (ETFs) based on small capitalization indexes and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $6.99 million and $13.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the

Russell 2000 Index are subject to change. The Fund’s investments in equity securities may include, to a lesser extent, securities of medium and large capitalization companies.

The Fund uses a multi-manager approach, relying upon one or more sub-advisers (each a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Due to its investment strategy, the Fund may buy and sell securities frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $6.99 million and $13.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund’s investments in equity securities may include, to a lesser extent, securities of medium and large capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon one or more sub-advisers (each a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Due to its investment strategy, the Fund may buy and sell securities frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Small Cap II Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small companies, exchange-traded funds (ETFs) based on small capitalization indexes and securities of real estate investment trusts (REITs).
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small and medium-sized companies, exchange-traded funds (ETFs) based on small and medium-sized capitalization indexes and securities of real estate investment trusts (REITs). The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between $6.99 million and $25.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund’s investments in equity securities may include, to a lesser extent, securities of large capitalization companies.

The Fund uses a multi-manager approach, relying upon one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between $6.99 million and $25.78 billion as of July 31, 2026) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund’s investments in equity securities may include, to a lesser extent, securities of large capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common and preferred stocks) of small and medium-sized companies, exchange-traded funds (ETFs) based on small and medium-sized capitalization indexes and securities of real estate investment trusts (REITs).
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, such as structured notes and convertible bonds, of U.S. companies of all capitalization ranges. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments trusts (REITs). The Fund’s investment portfolio will be diversified and will not be concentrated in any particular industry or sector.

The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics (Factors) that are determined by SEI Investments Management Corporation (SIMC or the Adviser), such as volatility, share price performance, earnings, book value, revenues, cash flow or stock price. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund’s assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund’s assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments trusts (REITs). The Fund’s investment portfolio will be diversified and will not be concentrated in any particular industry or sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics (Factors) that are determined by SEI Investments Management Corporation (SIMC or the Adviser), such as volatility, share price performance, earnings, book value, revenues, cash flow or stock price.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, such as structured notes and convertible bonds, of U.S. companies of all capitalization ranges.
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) and warrants. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and securities of non-U.S. companies.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	These securities may include common stocks, preferred stocks, interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) and warrants. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and securities of non-U.S. companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges.
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, real estate investment trusts (REITs), depositary receipts and exchange-traded funds (ETFs). The Fund also may use futures contracts and forward contracts.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund’s assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. Each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

In managing the Fund’s currency exposure from foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges. These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) that track an international ex-US equity index and derivative instruments, principally futures and forward contracts, whose value is based on an international equity index or an underlying international equity security or basket of international equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund’s benchmark is the MSCI All Country World Ex-U.S. Net Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity ex-US market. The Fund is diversified as to issuers, market capitalization, industry and country.

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using options, futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) that track an international ex-US equity index and derivative instruments, principally futures and forward contracts, whose value is based on an international equity index or an underlying international equity security or basket of international equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund’s benchmark is the MSCI All Country World Ex-U.S. Net Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity ex-US market. The Fund is diversified as to issuers, market capitalization, industry and country.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges.
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges. These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) that track an international ex-US equity index, derivative instruments (principally swaps, futures and forward contracts) whose value is based on an international equity index or an underlying international equity security or basket of international equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities.

Potential investments for the Fund are first assessed for financial soundness and then evaluated according to the Fund’s social criteria (including “BDS” criteria, as described below). The Fund will invest in securities of foreign issuers located in developed and/or emerging market countries but will seek to avoid investing in companies that within the last three years have conducted non-humanitarian business with countries designated by the U.S. Department of State as State Sponsors of Terrorism, which as of September 30, 2026 include Cuba, Iran and North Korea. This includes companies that pay royalties, such as those on oil or gas, to these governments, as well as companies whose substantial operations or customers in the country contribute to providing a stable economic environment that supports the government’s oppressive policies. The Fund will also avoid investing in companies that have been identified as having adopted or implemented a “Pro-BDS” stance. “BDS” refers to the Palestinian-led movement promoting boycotts, divestments and economic sanctions against Israel. Accordingly, the Fund will maintain an “Anti-BDS” approach.

The Fund’s investment adviser, SEI Investments Management Corporation (SIMC, or the Adviser), has retained a third party environmental, social, and governance research firm to identify a list of issuers that have been identified as failing to meet the Fund’s social criteria (including issuers that have a “Pro-BDS” stance). The list will be developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications. The Sub-Advisers will then rely on this list when determining what companies to avoid investing in. Additionally, a Sub-Adviser will promptly liquidate a position that no longer complies with the social criteria (including positions in issuers that have a “Pro-BDS” stance). The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events. All social criteria may be changed without shareholder approval. The Fund’s Anti-BDS approach has been adopted to enable investment in the Fund by institutional investors that seek to support Israel or oppose the BDS movement in their investment implementation. This Fund policy is for the benefit of such investors and not meant as a formal representation of SEI’s official corporate policy or position on the issue of BDS. Investments in cash, cash equivalents and other similar investments, and investments made for short-term purposes, including in connection with the Fund’s equitization of cash, may not be screened for compliance with the Fund’s social criteria.

The Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies. The Fund’s benchmark is the MSCI All Country World Ex-U.S. Net Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity ex-US market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently.

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using derivatives, principally foreign currency forward contracts, swaps, options and futures. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in swaps, futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) that track an international ex-US equity index, derivative instruments (principally swaps, futures and forward contracts) whose value is based on an international equity index or an underlying international equity security or basket of international equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Potential investments for the Fund are first assessed for financial soundness and then evaluated according to the Fund’s social criteria (including “BDS” criteria, as described below). The Fund will invest in securities of foreign issuers located in developed and/or emerging market countries but will seek to avoid investing in companies that within the last three years have conducted non-humanitarian business with countries designated by the U.S. Department of State as State Sponsors of Terrorism, which as of September 30, 2026 include Cuba, Iran and North Korea. This includes companies that pay royalties, such as those on oil or gas, to these governments, as well as companies whose substantial operations or customers in the country contribute to providing a stable economic environment that supports the government’s oppressive policies. The Fund will also avoid investing in companies that have been identified as having adopted or implemented a “Pro-BDS” stance. “BDS” refers to the Palestinian-led movement promoting boycotts, divestments and economic sanctions against Israel. Accordingly, the Fund will maintain an “Anti-BDS” approach.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges.
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stocks, warrants, participation notes, depositary receipts and real estate investment trusts (REITs). The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund and may include investments in variable interest entities (VIEs). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser).

The Fund may invest in swaps based on a single security or an index of securities, futures contracts, forward contracts on currencies, indexes or securities, and options on securities to synthetically obtain exposure to securities or baskets of securities or for hedging purposes, including seeking to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk. Securities index swaps may be used to obtain exposure to different foreign equity markets. Futures and swaps on futures may be used to gain exposure to foreign equity markets and commodities markets. The Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may purchase shares of exchange-traded funds (ETFs) and other investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly. The Fund may also invest a portion of its assets in U.S. and developed foreign country securities, including securities of small capitalization companies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities may include common stocks, preferred stocks, warrants, participation notes, depositary receipts and real estate investment trusts (REITs). The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund and may include investments in variable interest entities (VIEs). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers.
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Opportunistic Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities (junk bonds), including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers); and (iv) securitized issues, such as residential and commercial mortgage-backed securities, asset-backed securities, mortgage dollar rolls, when issued/delayed delivery securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will primarily be rated CCC- or higher at the time of purchase by at least one ratings agency, although the Fund may also invest in lower rated securities. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating the assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the Secured Overnight Financing Rate (SOFR), which measures the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. Up to 10% of the Fund’s assets may be invested in foreign currencies. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. Up to 100% of the bank loans in which the Fund invests may be junk bonds. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may also invest in other financial instruments or use other investment techniques, such as reverse repurchase agreements, to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities, mortgage dollar rolls and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts, either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund may also invest a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index. The dollar-weighted average duration of the Bloomberg U.S. Aggregate Bond Index varies significantly over time, but as of July 31, 2026, it was 5.84 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with a higher duration typically have higher risk and higher volatility. Due to its investment strategy, the Fund may buy and sell securities frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities, mortgage dollar rolls and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities and alternative credit instruments. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and tranches of collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund seeks to have a portfolio of securities that is diversified as to issuers and industries. The Fund’s average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any individual security in which the Fund may invest.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and tranches of collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund seeks to have a portfolio of securities that is diversified as to issuers and industries. The Fund’s average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any individual security in which the Fund may invest.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities and alternative credit instruments.
LONG DURATION FUND | SIIT LONG DURATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in long duration government and corporate fixed income securities and may also invest in synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will invest in a broad array of fixed income instruments including: (i) US and foreign corporate obligations; (ii) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities; (iii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iv) obligations of supranational entities; and (v) debt obligations issued by state, provincial, county or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies.

The Fund will primarily invest in the instruments described above. It may also invest in futures contracts, forward contracts, and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including but not limited to interest rate risk and credit risk. The Fund may use credit default swaps to take an active long or short position with respect to a security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

While the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration of greater than ten years. The Fund’s effective average duration was approximately 12.19 years as of July 31, 2026. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by 10% if interest rates rise 1% and increase in value by 10% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will primarily invest in long duration government and corporate fixed income securities and may also invest in synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will invest in a broad array of fixed income instruments including: (i) US and foreign corporate obligations; (ii) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities; (iii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iv) obligations of supranational entities; and (v) debt obligations issued by state, provincial, county or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments.
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Long Duration Credit Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in (i) US and foreign corporate obligations; (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iii) obligations of supranational entities; (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies; and

(v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency and may also invest in fixed income securities rated in the fourth highest rating category by a major rating agency.

The Fund will primarily invest in the instruments described above and may also invest in futures contracts, options on securities or indexes and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including, but not limited to, interest rate risk and credit risk. The Fund may use credit default swaps to take an active long or short position with respect to a security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

While the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration of greater than ten years. The Fund’s effective average duration was approximately 11.88 years as of July 31, 2026. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by approximately 10% if interest rates rise 1% and increase in value by approximately 10% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser, allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will primarily invest in (i) US and foreign corporate obligations; (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iii) obligations of supranational entities; (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies; and (v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency and may also invest in fixed income securities rated in the fourth highest rating category by a major rating agency.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser, allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Long Duration Credit Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments.
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) collateralized debt obligations and collateralized loan obligations; (vii) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (viii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts, options, interest rate swaps and credit default swaps. The Fund will primarily use futures contracts for hedging purposes to manage the Fund’s exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either add or reduce the interest rate sensitivity of the Fund. The Fund will primarily use options and swaps to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market.

Using a top-down strategy and bottom-up security selection, one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors and the duration of the Fund’s entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Fund will maintain a portfolio duration of 18 months or less under normal market conditions.

To achieve its investment goal, the Fund may invest in one or more SEI-sponsored funds to pursue its investment strategies in an efficient manner. The Fund may invest in a SEI-sponsored fund only if the SEI-sponsored fund invests in securities and pursues investment strategies that are consistent with the Fund’s investment goal and strategy.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser, allocating its assets among Sub-Advisers using different investment strategies designed to provide current income consistent with the preservation of capital.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Using a top-down strategy and bottom-up security selection, one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors and the duration of the Fund’s entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Fund will maintain a portfolio duration of 18 months or less under normal market conditions.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser, allocating its assets among Sub-Advisers using different investment strategies designed to provide current income consistent with the preservation of capital.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) collateralized debt obligations and collateralized loan obligations; (vii) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (viii) U.S. dollar-denominated instruments of foreign issuers.
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures by investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g., through the use of derivative instruments, principally futures contracts, forward contracts, swaps, including swaps based on a single security or an index of securities, interest rate swaps, credit default swaps, currency swaps and fully funded total return swaps, and structured securities, such as credit-linked notes). The Fund may invest in swaps based on a single security or an index of securities, including interest rate swaps, credit default swaps, currency swaps and fully-funded total return swaps. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund’s average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including junk bonds).

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally, swaps, futures, foreign currency forward contracts and options on foreign currencies. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund’s currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may obtain its exposures by investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g., through the use of derivative instruments, principally futures contracts, forward contracts, swaps, including swaps based on a single security or an index of securities, interest rate swaps, credit default swaps, currency swaps and fully funded total return swaps, and structured securities, such as credit-linked notes).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), the Fund’s adviser. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund’s average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including junk bonds).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
REAL RETURN FUND | SIIT Real Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Although the Fund is able to use a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser) whereby Fund assets would be allocated among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), the Real Return Fund’s assets currently are managed directly by SIMC. The Fund seeks to produce a return similar to that of the Bloomberg 1‑5 Year U.S. TIPS Index, which is the Fund’s benchmark index.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities (TIPS) are a type of inflation-indexed bond in which the Fund may invest. The Fund’s exposure to fixed income securities is not restricted by maturity requirements.

The Fund may, on a limited basis, also invest in futures contracts for risk management, speculative or hedging purposes. Futures contracts may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments.

The Fund may also invest in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as time deposits, U.S. and foreign corporate debt including commercial paper and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better at the time of purchase); and securitized issues, such as mortgage-backed securities issued by U.S. Government agencies.

LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Limited Duration Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, which may include (i) securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities; (ii) obligations of U.S. and foreign commercial banks such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (iii) corporate obligations; (iv) asset-backed securities;

(v) residential and commercial mortgage-backed securities, collateralized debt obligations and mortgage dollar rolls; and (vi) U.S. dollar-denominated instruments of foreign issuers.

The Fund may also invest in futures contracts, forward contracts, to-be-announced mortgage-backed securities, options and swaps. The Fund will primarily use futures contracts and forward contracts for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and yield. The Fund will typically use options and swaps to attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Any of these instruments may also be used to take an active position to attempt to add or reduce the Fund’s interest rate sensitivity.

Duration measures how changes in interest rates affect the amount of time it takes an issuer to repay a bond from internal cash flows and indicates the price sensitivity of a fixed income security. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Although the Fund may invest in securities with any maturity or duration, the Fund seeks to maintain an effective duration of three years or less under normal market conditions.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to preserve capital and generate current income. Due to its investment strategy, the Fund may buy and sell securities frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will primarily use futures contracts and forward contracts for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and yield. The Fund will typically use options and swaps to attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Any of these instruments may also be used to take an active position to attempt to add or reduce the Fund’s interest rate sensitivity.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to preserve capital and generate current income. Due to its investment strategy, the Fund may buy and sell securities frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]

Under normal circumstances, the Limited Duration Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, which may include (i) securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities; (ii) obligations of U.S. and foreign commercial banks such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (iii) corporate obligations; (iv) asset-backed securities;

(v) residential and commercial mortgage-backed securities, collateralized debt obligations and mortgage dollar rolls; and (vi) U.S. dollar-denominated instruments of foreign issuers.
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Intermediate Duration Credit Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in (i) US and foreign corporate obligations; (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iii) obligations of supranational entities; (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi‑governmental bodies; and (v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

Although the Fund will primarily invest in the instruments described above, it may also invest in futures contracts, options on securities, currencies or indexes and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund’s exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund’s overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including, but not limited to, interest rate risk and credit risk. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Although the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration between three and ten years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will primarily invest in (i) US and foreign corporate obligations; (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iii) obligations of supranational entities; (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi‑governmental bodies; and (v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Intermediate Duration Credit Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments.
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a dynamic investment strategy seeking to achieve, over time, a total return in excess of the broad U.S. equity market by selecting investments from among a broad range of asset classes or market exposures based upon SEI Investments Management Corporation’s (SIMC or the Adviser) expectations of risk and return. Asset classes or market exposures in which the Fund may invest include U.S. and foreign equities and bonds, currencies, and investment exposures to various market characteristics such as interest rates or volatility. Assets of the Fund not allocated to a Sub-Adviser, as discussed below, are managed directly by SIMC.

The asset classes and market exposures used and the Fund’s allocations among them are determined based on SIMC’s views of fundamental, technical or valuation measures and may be dynamically adjusted (i.e. actively adjusted over long or short periods of time). The Fund may at any particular point in time be diversified across many exposures or concentrated in a limited number of exposures, including, possibly, a single asset class or market exposure.

Although the Fund will seek to achieve excess total return through its dynamic investment selection, it will also normally maintain, as a primary component of its strategy, passive exposure to the large capitalization U.S. equity market. To the extent that the Fund is not dynamically invested in other asset classes or market exposures, the Fund’s assets will generally be passively invested in a portfolio of securities designed to track, before fees and expenses, the performance of the large capitalization U.S. equity market. This passive exposure to the large capitalization U.S. equity market is implemented by the Fund’s sub-adviser (the Sub‑Adviser).

The Fund may obtain asset class or market exposures by investing directly (e.g., in equity and fixed income securities and other instruments) or indirectly (e.g., through the use of other pooled investment vehicles (including a wholly-owned subsidiary) and/or derivative instruments, principally futures contracts, forward contracts, options and swaps). The particular types of securities and other instruments in which the Fund may invest are further described below. The Fund may invest in particular securities or instruments that are not specifically listed below, but which have similar characteristics or represent similar exposures as those described below.

Equity Securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants (including equity-linked warrants) and depositary receipts of U.S. and non‑U.S. issuers (including emerging markets) of various market capitalizations and industries.

Fixed Income Securities. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as “junk bonds”), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund’s fixed income investments may include asset-backed securities, mortgage-backed securities, collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, structured notes, construction loans, obligations of foreign governments, and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers.

The Fund’s fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S.

Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund’s portfolio and the Fund’s investments in particular fixed income securities are not subject to any maturity or duration restrictions.

Other Instruments. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

Pooled Investment Vehicles. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs), to obtain the Fund’s desired exposure to a particular asset class.

Derivative and Commodity Instruments. The Fund may also purchase or sell futures contracts, forward contracts and swaps (including total return swaps, swaptions, caps, floors or collars) for return enhancement or hedging purposes or to obtain the Fund’s desired exposure to a particular asset class or market exposure. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s exposure to the risk of particular types of securities or market segments. The Fund may purchase or sell futures contracts (and options on futures contracts) on U.S. Government securities for return enhancement and hedging purposes. The Fund may purchase and sell forward contracts on currencies or securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.

Swaps may be used for return enhancement or hedging purposes. Securities index and single-security swaps may be used to manage the inflation-adjusted return of the Fund or to more efficiently gain exposure to a particular security or basket of securities. Total return swaps are used to seek to enhance the Fund’s investment return. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may also, to a lesser extent, purchase or sell put or call options on securities, indexes or currencies for return enhancement or hedging purposes or to obtain the Fund’s desired exposure to a particular asset class or market exposure.

A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include marketable securities issued by companies that own or invest in commodities or commodities contracts, equity and debt securities of issuers in commodity-related industries, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indexes.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The

Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

Currency Exposure. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance its return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures, options and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing its currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

Short Sales. The Fund may engage in short sales in an attempt to capitalize on equity securities that are expected to underperform the market or their peers. When the Fund sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The goal of the Fund is to serve as a dynamic overlay to broader strategic allocations. This Fund is intended to be used by shareholders seeking to add a dynamic component to their broader overall investment strategy. An investment in the Fund should not constitute a shareholder’s complete investment program. This Fund will represent the active investment views of SIMC.

MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

Under normal circumstances, the Fund will pursue its investment goal by selecting investments from a broad range of asset classes, including fixed income and equity securities and commodity linked instruments. The Fund seeks “real return” (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions). The Fund may invest in U.S. and non-U.S. dollar-denominated securities.

Fixed income securities may include: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) Treasury Inflation-Protected Securities (TIPS) and other inflation-linked debt securities; (iv) U.S. and foreign (including emerging markets) corporate debt securities, including commercial paper, and fully-collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better); and (v) securitized issues such as residential and commercial mortgage-backed securities, asset‑backed securities and collateralized debt obligations. The Fund may invest in debt securities of any credit quality, including those rated below investment grade (junk bonds) or, if unrated, of equivalent credit quality, as determined by the Fund’s managers. The Fund may invest in securities with a broad range of maturities. The Fund may also enter into reverse repurchase agreements with respect to its investment in TIPS. In an attempt to generate excess returns, when the Fund enters into such a TIPS reverse repurchase agreement it will use the cash received to enter into a short position on U.S. Treasury bonds.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs) and U.S. and non-U.S. real estate companies.

A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indexes. The Fund may also invest in equity and debt securities of issuers in commodity-related industries. The Fund may also seek to gain long and short exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in long and short positions in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps (including swaptions) for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts and options on U.S. Government securities for return enhancement.

Interest rate swaps are further used to manage the Fund’s interest rate risk. Swaps on indexes are used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Adviser(s) may seek to enhance the Fund’s return by actively managing the Fund’s currency exposure. In managing the Fund’s currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) through the use of cash, securities and/or currency-related derivatives, including, without limitation, currency forward contracts, futures contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.